Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000242685 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000242685 | Health Care REIT
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000242685 | Entertainment Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000242685 | Retail REIT
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000242685 | Infrastructure REIT
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000242685 | Gaming REIT
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000242685 | Self-storage REIT
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000242685 | Multi Asset Class REIT
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000242685 | Hotel REIT
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000242685 | Specialty REIT
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000242685 | Residential REIT
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000242685 | Office REIT
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000242685 | Data Center REIT
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000242685 | Industrial REIT
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000237993 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237993 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000237993 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000237993 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000237993 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000237993 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000237993 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000237993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000237993 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000237993 | Media
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000237993 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000237993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000237993 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237993 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000237993 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.22%
C000237993 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000250805 | MONEY MARKET
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000250805 | FLEX OPTIONS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250805 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	99.14%
C000250806 | MONEY MARKET
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000250806 | FLEX OPTIONS
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000250806 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	99.32%